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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



         Report for the Calendar Year or Quarter Ended December 31, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500      Chicago             IL             60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Deanna B. Marotz              Chief Compliance Officer            (312) 913-3953
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 /s/ Deanna Marotz
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL               January 25, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
                                        ------------------

Form 13F Information Table Entry Total:  71
                                        ------------------

Form 13F Information Table Value Total: $1,618,501
                                        ------------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:
   ------------- ---------------------
1. 28-04975      Affiliated Managers
                 Group, Inc.
   ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Acuity Brands, Inc.       COM         00508Y102      28,782    905,100              Shared         1                844,186   60,914
Airgas, Inc.              COM         009363102      48,781  1,840,100              Shared         1              1,716,900  123,200
Albany International
 Corp.                    CLA         012348108      22,998    654,100              Shared         1                610,100   44,000
Amerus Group Co.          COM         03072M108      26,863    593,000              Shared         1                552,800   40,200
Ametek, Inc.              COM         031100100      27,152    761,200              Shared         1                710,000   51,200
Applied Films
 Corporation              COM         038197109      14,245    660,700              Shared         1                615,900   44,800
Apria Healthcare
 Group Inc.               COM         037933108      26,947    817,800              Shared         1                762,400   55,400
Asset Acceptance Capital  COM         04543P100      22,148  1,039,800              Shared         1                969,400   70,400
BearingPoint, Inc.        COM         074002106      21,294  2,651,750              Shared         1              2,472,950  178,800
Benchmark Electronics,
 Inc.                     COM         08160H101      29,108    853,600              Shared         1                796,200   57,400
Borders Group, Inc.       COM         099709107      29,315  1,154,150              Shared         1              1,076,450   77,700
CBRL Group, Inc.          COM         12489V106      44,789  1,070,230              Shared         1                998,130   72,100
Carlisle Companies
 Incorporate              COM         142339100      17,950    276,500              Shared         1                257,800   18,700
Ceridian Corporation      COM         156779100      11,655    637,600              Shared         1                594,400   43,200
Clark, Inc.               COM         181457102      13,181    849,300              Shared         1                791,800   57,500
Commerce Bancshares, Inc. COM         200525103      31,475    626,988              Shared         1                585,259   41,729
Conseco, Inc.             COM NEW     208464883      20,405  1,022,800              Shared         1                953,500   69,300
Crane Co.                 COM         224399105      27,957    969,400              Shared         1                904,100   65,300
Crompton Corporation      COM         227116100      22,652  1,919,650              Shared         1              1,789,650  130,000
Curtiss-Wright
 Corporation              COM         231561101      21,069    367,000              Shared         1                342,500   24,500

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Cytec Industries Inc.     COM         232820100      33,289    647,400              Shared         1                604,000   43,400
Davita Inc.               COM         23918K108      36,854    932,300              Shared         1                869,700   62,600
Delphi Financial
 Group, Inc.              CLA         247131105      29,724    644,084              Shared         1                600,711   43,373
Direct General
 Corporation              COM         25456W204      17,597    548,204              Shared         1                511,104   37,100
Drew Industries
 Incorporated             COM NEW     26168L205         532     14,700              Shared         1                 13,900      800
Electronics For Imaging,
 Inc.                     COM         286082102      16,068    922,928              Shared         1                860,666   62,262
EnerSys                   COM         29275Y102      14,709    964,500              Shared         1                899,200   65,300
Fairchild Semiconductor
 Int'l.                   COM         303726103      24,835  1,527,350              Shared         1              1,424,350  103,000
Flowserve Corporation     COM         34354P105      29,783  1,081,450              Shared         1              1,008,650   72,800
                          SUB VTG SHS
Gildan Activewear Inc.         A      375916103      19,418    571,300              Shared         1                532,900   38,400
Greif, Inc.               CLA         397624107         582     10,400              Shared         1                  9,800      600
IDEX Corporation          COM         45167R104       5,447    134,500              Shared         1                125,700    8,800
Investment Technology
 Group, I                 COM         46145F105      20,296  1,014,800              Shared         1                946,100   68,700
Jacuzzi Brands, Inc.      COM         469865109      15,596  1,792,650              Shared         1              1,672,150  120,500
Journal Communications
 Inc.                     CLA         481130102      15,434    854,100              Shared         1                796,300   57,800
Kennametal Inc.           COM         489170100      20,306    408,000              Shared         1                380,400   27,600
Key Energy Services, Inc. COM         492914106      17,797  1,508,200              Shared         1              1,408,900   99,300
Laidlaw International,
 Inc.                     COM         50730R102      32,401  1,514,050              Shared         1              1,412,050  102,000
Linens 'n Things, Inc.    COM         535679104      16,286    656,700              Shared         1                612,400   44,300
MCG Capital Corporation   COM         58047P107      22,215  1,296,830              Shared         1              1,210,074   86,756

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Minerals Technologies
 Inc.                     COM         603158106      27,474    411,900              Shared         1                384,500   27,400
Newfield Exploration
 Company                  COM         651290108      26,502    448,800              Shared         1                418,600   30,200
Pacer International, Inc. COM         69373H106      16,360    769,500              Shared         1                712,800   56,700
Park Electrochemical
 Corp.                    COM         700416209      13,405    618,300              Shared         1                577,400   40,900
Pentair, Inc.             COM         709631105      26,188    601,200              Shared         1                561,000   40,200
ProQuest Company          COM         74346P102      24,577    827,500              Shared         1                771,900   55,600
Provident Bankshares
 Corporation              COM         743859100       6,805    187,100              Shared         1                166,900   20,200
Reinsurance Group
 America, Inc.            COM         759351109      25,460    525,490              Shared         1                490,190   35,300
Ryder System, Inc.        COM         783549108      23,446    490,800              Shared         1                457,500   33,300
School Specialty, Inc.    COM         807863105      29,528    765,759              Shared         1                714,117   51,642
Scottish Re Group Limited ORD         g7885t104      27,376  1,057,000              Shared         1                985,800   71,200
Selective Insurance
 Group, Inc               COM         816300107      18,812    425,225              Shared         1                397,647   27,578
Source Interlink
 Companies, Inc.          COM NEW     836151209      13,281  1,000,100              Shared         1                934,700   65,400
Spartech Corporation      COM NEW     847220209      34,538  1,274,950              Shared         1              1,189,050   85,900
Sterling Financial
 Corporation              COM         859319105      20,219    515,015              Shared         1                480,395   34,620
Swift Transportation
 Co., Inc.                COM         870756103      23,528  1,095,350              Shared         1              1,021,550   73,800
Synnex Corporation        COM         87162W100      16,539    687,400              Shared         1                641,600   45,800
Tech Data Corporation     COM         878237106      27,671    609,500              Shared         1                568,500   41,000
The Scotts Company        CLA         810186106      22,953    312,200              Shared         1                291,100   21,100
The Shaw Group Inc.       COM         820280105      33,299  1,865,500              Shared         1              1,740,400  125,100

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
The Sports Authority,
 Inc.                     COM         84917U109      22,397    869,800              Shared         1                811,300   58,500
The Toro Company          COM         891092108      27,797    341,700              Shared         1                318,800   22,900
Triad Guaranty Inc.       COM         895925105      12,958    214,251              Shared         1                199,769   14,482
Triad Hospitals, Inc.     COM         89579K109      30,657    823,900              Shared         1                768,400   55,500
U.S.I. Holdings
 Corporation              COM         90333H101      19,087  1,649,677              Shared         1              1,538,787  110,890
United Stationers Inc.    COM         913004107      22,675    490,800              Shared         1                457,500   33,300
Watson Wyatt & Company
 Holding                  COM         942712100      19,706    731,200              Shared         1                681,900   49,300
Westcorp                  COM         957907108      33,341    725,900              Shared         1                677,200   48,700
York International
 Corporation              COM         986670107      17,056    493,800              Shared         1                460,600   33,200
eFunds Corporation        COM         28224R101      24,158  1,006,147              Shared         1                938,045   68,102
iStar Financial Inc.      COM         45031U101      32,773    724,100              Shared         1                675,400   48,700
TOTAL                                             1,618,501